As filed with the Securities and Exchange Commission on August 12, 2011

Securities Act Registration No. 333-129930
Investment Company Act Registration No. 811-21836

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	■

Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 9	■

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	■

Amendment No. 13	■
(Check appropriate box or boxes)

GIANT 5 FUNDS
(Exact Name of Registrant as Specified in Charter)
128 South Tejon Street, Suite 1500
Colorado Springs, Colorado 80903
(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code:  800-788-5680

  Michael G. Willis
128 South Tejon Street, Suite 1500
Colorado Springs, Colorado 80903
(Name and Address of Agent for Service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
405 Lexington Avenue
New York, New York 10174

It is proposed that this filing will become effective:

( X )	immediately upon filing pursuant to paragraph (b)
( )	on [date] pursuant to paragraph (b)
( )	60 days after filing pursuant to paragraph (a)(i)
( )	on July 29, 2011 pursuant to paragraph (a)(i)
( )	75 days after filing pursuant to paragraph (a)(ii)
( )	on [date] pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

( )	this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 9 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 8 filed July 29, 2011, and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund has duly caused this post-effective amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized in the City of Colorado Springs, and the State of Colorado on the 12th day of August, 2011.

GIANT 5 FUNDS

By:	/s/ Michael Willis
Michael Willis
President

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 12th day of August, 2011.

Name	Title
/s/ Michael Willis Michael Willis	Trustee and President

/s/ Lance J. Baller* Lance J. Baller	Trustee

/s/ Eric Scot Griffin* Eric Scot Griffin	Trustee

/s/ Kevin J. Trigueiro* Kevin J. Trigueiro	Trustee

*By: /s/ Michael Willis Attorney-in-fact

*Pursuant to Power of Attorney filed herewith.

Exhibit Index
Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase